Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Short Duration Municipal Bond Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Short Duration Municipal Bond Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Short Duration Municipal Bond Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Short Duration Municipal Bond Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Duration Municipal Bond Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Short Duration Municipal Bond Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Class A | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Class A | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class A | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Short Duration Municipal Bond Fund - Class A | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Short Duration Municipal Bond Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Duration Municipal Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Short Duration Municipal Bond Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Duration Municipal Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Duration Municipal Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Duration Municipal Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Short Duration Municipal Bond Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Short Duration Municipal Bond Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Columbia Short Duration Municipal Bond Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Short Duration Municipal Bond Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Short Duration Municipal Bond Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Short Duration Municipal Bond Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Class S | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Short Duration Municipal Bond Fund - Class S | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Short Duration Municipal Bond Fund - Class S | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.60%
Columbia Short Duration Municipal Bond Fund - Class S | Municipal Short Term [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Short Duration Municipal Bond Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Short Duration Municipal Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%